Share Capital - Summary of Share Capital (Detail) - shares	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
5.5% Preference shares [member]
Share capital issued
Opening number of shares	50,000	50,000
Closing number of shares	50,000	50,000	50,000
BHP Group Limited [member]
Share capital issued
Opening number of shares	2,945,851,394	3,211,691,105	3,211,691,105
Purchase of shares by ESOP Trusts	(5,975,189)	(6,854,057)	(7,469,236)
Employee share awards exercised following vesting	6,893,113	5,902,588	7,339,522
Movement in treasury shares under Employee Share Plans	(917,924)	951,469	129,714
Share bought back and cancelled		(265,839,711)
Closing number of shares	2,945,851,394	2,945,851,394	3,211,691,105
BHP Group Limited [member] | Shares held by the public [member]
Share capital issued
Opening number of shares	2,944,703,079	3,211,494,259
Closing number of shares	2,945,621,003	2,944,703,079	3,211,494,259
BHP Group Limited [member] | Treasury shares [member]
Share capital issued
Opening number of shares	1,148,315	196,846
Closing number of shares	230,391	1,148,315	196,846
BHP Group Limited [member] | Special Voting share of no par value [member]
Share capital issued
Opening number of shares	1	1
Closing number of shares	1	1	1
BHP Group Limited [member] | DLC Dividend share [member]
Share capital issued
Opening number of shares	1	1
Closing number of shares	1	1	1
BHP Group Plc [member]
Share capital issued
Opening number of shares	2,112,071,796	2,112,071,796	2,112,071,796
Purchase of shares by ESOP Trusts	(185,297)	(274,069)	(679,223)
Employee share awards exercised following vesting	222,245	275,984	711,705
Movement in treasury shares under Employee Share Plans	(36,948)	(1,915)	(32,482)
Closing number of shares	2,112,071,796	2,112,071,796	2,112,071,796
BHP Group Plc [member] | Shares held by the public [member]
Share capital issued
Opening number of shares	2,112,032,077	2,112,030,162
Closing number of shares	2,112,069,025	2,112,032,077	2,112,030,162
BHP Group Plc [member] | Treasury shares [member]
Share capital issued
Opening number of shares	39,719	41,634
Closing number of shares	2,771	39,719	41,634
BHP Group Plc [member] | Special Voting share of US$0.50 par value [member]
Share capital issued
Opening number of shares	1	1
Closing number of shares	1	1	1
BHP Group Plc [member] | 5.5% Preference shares [member]
Share capital issued
Opening number of shares	50,000	50,000
Closing number of shares	50,000	50,000	50,000